Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 1,020
Addition	(137)	$ 12	$ (17)
Amortization and usage	(12)	(111)	(245)
Impairment charges (Note 7)		(1,386)	(4,187)
Balance at end of year	459	1,020
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	1,020	239	4,383
Addition	486	2,581	1,801
Amortization and usage	(1,040)	(416)	(1,743)
Exchange difference	(7)	2	(15)
Impairment charges (Note 7)		(1,386)	(4,187)
Balance at end of year	$ 459	$ 1,020	$ 239